ACCOUNTS RECEIVABLE, NET - Allowance for credit loss movement (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Allowance for credit loss movement
Additions	$ 1,758,927	$ (175,819)	$ (117,510)
Nonrelated party
Allowance for credit loss movement
Beginning balance	133,449	256,882
Additions	538,494	11,738
Reversal	(41)	(123,647)
Foreign currency translation adjustments	(3,707)	(11,524)
Ending balance	$ 668,195	$ 133,449	$ 256,882